Parent Company Financial Information	12 Months Ended
Sep. 30, 2012
Parent Company Financial Information [Abstract]
PARENT COMPANY FINANCIAL INFORMATION

(26) PARENT COMPANY FINANCIAL INFORMATION

NASB Financial, Inc.

Balance Sheets

	September 30,	September 30,
	2012	2011
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$1,567	1,755
Investment in subsidiary	175,352	153,501
Investment in LLCs	17,222	17,674
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,752	1,422
Other assets	835	1,108

	$197,502	176,234

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Subordinated debentures	$25,774	25,774
Accrued interest payable	225	82

Total liabilities	25,999	25,856

Stockholders’ equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)

Total stockholders’ equity	171,503	150,378

	$197,502	176,234

NASB Financial, Inc.

Statements of Operations

	Years Ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Income:
Income (loss) from subsidiary	$18,835	(15,801)	8,659
Interest and dividend income	0	26	42
Provision for loan losses	0	(68)	0
Gain on sale of real estate	25	37	70
Impairment loss on investment in LLCs	(200)	0	(3,126)
Loss from investment in LLCs	(257)	(126)	(128)

Total income (loss)	18,403	(15,932)	5,517

Expenses:
Interest on subordinated debentures	536	494	504
Professional fees	155	75	87
Other expense	55	60	65

Total expenses	746	629	656

Income (loss) before income tax expense	17,657	(16,561)	4,861
Income tax benefit	(453)	(293)	(1,462)

Net income (loss)	$18,110	(16,268)	6,323

NASB Financial, Inc.

Statements of Cash Flows

	Years ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Cash flows from operating activities:
Net income (loss)	$18,110	(16,268)	6,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	0	68	0
Gain on sale of real estate	(25)	(37)	(70)
Loss from investment in LLCs	257	126	128
Impairment loss on investment in LLCs	200	0	3,126
Equity in undistributed earnings of subsidiary	(18,835)	15,801	(4,659)
Change in income taxes receivable	(330)	(40)	(1,278)
Change in accrued interest payable	143	(11)	0
Other	297	(537)	(161)

Net cash provided by (used in) operating activities	(183)	(898)	3,409

Cash flows from investing activities:
Principal repayments of loans receivable	0	630	26
Investment in LLC	(5)	(1)	(7)

Net cash provided by (used in) investing activities	(5)	629	19

Cash flows from financing activities:
Cash dividends paid	0	0	(3,540)
Change in escrows	0	(36)	0

Net cash used in financing activities	0	(36)	(3,540)

Net decrease in cash and cash equivalents	(188)	(305)	(112)

Cash and cash equivalents at beginning of period	1,755	2,060	2,172

Cash and cash equivalents at end of period	$1,567	1,755	2,060